Cover	Feb. 25, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 25, 2026
Entity Registrant Name	NERDWALLET, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40994
Entity Tax Identification Number	45-4180440
Entity Address, Address Line One	19 S. B Street
Entity Address, Address Line Two	Suite 9
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	415
Local Phone Number	549-8913
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	NRDS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001625278